UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2012

Date of Reporting Period: 09/30/2012

Item 1. Schedule of Investments.

Nicholas High Income Fund, Inc.
Schedule of Investments (unaudited)
AS OF: 09/30/2012

		VALUE
		------------
NON-CONVERTIBLE BONDS -- 88.37%
	Automotive - Loans -- 0.53%
500,000	Ford Motor Credit Company LLC 12.00%, 05/15/15	$ 620,000
		------------
	Automotive - Parts & Equipment -- 2.87%
450,000	American Axle & Manufacturing Holdings, Inc.
	144A restricted 9.25%, 01/15/17	502,875
2,000,000	American Axle & Manufacturing, Inc.
	7.875%, 03/01/17	2,085,000
750,000	Visteon Corporation 6.75%, 04/15/19	787,500
		------------
		3,375,375
		------------
	Banking -- 0.67%
1,000,000	BAC Capital Trust XIV Floating Rate Preferred
	Hybrid Income Term Securities(1)	786,690
		------------
	Basic Industry - Building Materials -- 1.33%
500,000	Associated Materials, LLC 9.125%, 11/01/17	490,000
500,000	USG Corporation 144A restricted,
	7.875%, 03/30/20	540,625
500,000	Vulcan Materials Company 6.40%, 11/30/17	541,250
		------------
		1,571,875
		------------
	Basic Industry - Forestry & Paper -- 1.79%
1,500,000	Cascades Inc. 7.75%, 12/15/17	1,571,250
500,000	Potlatch Corporation 144A restricted,
	7.50%, 11/01/19	540,000
		------------
		2,111,250
		------------
	Basic Industry - Metal/Mining Excluding
	Steel -- 2.60%
250,000	American Rock Salt Company LLC 144A restricted,
	8.25%, 05/01/18	226,875
500,000	Cloud Peak Energy Resources LLC
	8.25%, 12/15/17	543,750
500,000	Cloud Peak Energy Resources LLC
	8.50%, 12/15/19	550,000
1,750,000	FMG Resources Pty Ltd 144A restricted,
	7.00%, 11/01/15	1,741,250
		------------
		3,061,875
		------------
	Basic Industry - Steel Producers &
	Products -- 0.42%
500,000	United States Steel Corporation
	7.375%, 04/01/20	497,500
		------------
	Capital Goods - Aerospace & Defense -- 2.95%
1,000,000	Bombardier Inc. 144A restricted,
	7.50%, 03/15/18	1,132,500
1,000,000	Bombardier Inc. 144A restricted,
	5.75%, 03/15/22	1,025,000
1,250,000	ManTech International Corporation
	7.25%, 04/15/18	1,318,750
		------------
		3,476,250
		------------
	Capital Goods - Diversified -- 1.33%
500,000	Coleman Cable, Inc. 9.00%, 02/15/18	532,500
1,000,000	Park-Ohio Industries, Inc. 8.125%, 04/01/21	1,035,000
		------------
		1,567,500
		------------
	Capital Goods - Packaging -- 2.11%
1,000,000	Berry Plastics Corporation 9.50%, 05/15/18	1,097,500
1,250,000	Sealed Air Corporation 144A restricted,
	8.125%, 09/15/19	1,390,625
		------------
		2,488,125
		------------
	Consumer Cyclical - Apparel and
	Textiles -- 1.38%
1,500,000	Levi Strauss & Co. 7.625%, 05/15/20	1,620,000
		------------
	Consumer Cyclical - Restaurants -- 4.66%

1,696,000	CKE Restaurants, Inc. 11.375%, 07/15/18	1,967,360
1,220,000	NPC International, Inc. 10.50%, 01/15/20	1,403,000
2,000,000	Wok Acquistion Corp. 144A restricted,
	10.25%, 06/30/20	2,115,000
		------------
		5,485,360
		------------
	Consumer Cyclical - Specialty Retail -- 0.89%
500,000	Pantry, Inc. (The) 144A restricted,
	8.375%, 08/01/20	513,750
500,000	Toys "R" Us Property Company II, LLC
	8.50%, 12/01/17	538,750
		------------
		1,052,500
		------------
	Consumer Non-Cyclical - Beverage -- 1.64%
2,000,000	Innovation Ventures, LLC 144A restricted,
	9.50%, 08/15/19	1,930,000
		------------
	Consumer Non-Cyclical -
	Food-Wholesale -- 4.13%
1,500,000	Dean Foods Company 9.75%, 12/15/18	1,710,000
500,000	Dean Foods Company 7.00%, 06/01/16	540,000
1,513,000	Pinnacle Foods Finance LLC 9.25%, 04/01/15	1,547,042
1,000,000	Post Holdings, Inc. 144A restricted,
	7.375%, 02/15/22	1,062,500
		------------
		4,859,542
		------------
	Consumer Non-Cyclical - Products -- 1.37%
1,500,000	Libbey Glass Inc. 144A restricted,
	6.875%, 05/15/20	1,612,500
		------------
	Energy - Exploration & Production -- 7.24%
750,000	Chesapeake Energy Corporation 9.50%, 02/15/15	825,937
1,000,000	Cimarex Energy Co. 5.875%, 05/01/22	1,055,000
1,000,000	Encore Acquisition Company 9.50%, 05/01/16	1,085,000
1,000,000	Forest Oil Corporation 7.25%, 06/15/19	992,500
250,000	Forest Oil Corporation 144A restricted,
	7.50%, 09/15/20	248,125
1,500,000	LINN Energy, LLC 8.625, 04/15/20	1,642,500
1,000,000	SandRidge Energy, Inc. 9.875%, 05/15/16	1,090,000
500,000	SandRidge Energy, Inc. 144A restricted,
	8.00%, 06/01/18	525,000
1,000,000	Stone Energy Corporation 8.625%, 02/01/17	1,070,000
		------------
		8,534,062
		------------
	Energy - Oil Field Equipment &
	Services -- 4.30%
1,000,000	CHC Helicopter S.A. 9.25%, 10/15/20	1,027,500
1,500,000	Chesapeake Oilfield Operating, L.L.C.
	144A restricted, 6.625%, 11/15/19	1,440,000
500,000	Hercules Offshore, Inc. 144A restricted,
	10.50%, 10/15/17	526,875
925,000	Parker Drilling Company 9.125%, 04/01/18	996,688
500,000	Petroleum Geo-Services ASA 144A restricted,
	7.375%, 12/15/18	533,750
500,000	Pioneer Drilling Company 9.875%, 03/15/18	543,750
		------------
		5,068,563
		------------
	Energy - Oil Refining & Marketing -- 1.97%
2,000,000	Tesoro Corporation 9.75%, 06/01/19	2,315,000
		------------
	Financial Services - Brokerage -- 1.08%
1,250,000	Oppenheimer Holdings Inc. 8.75%, 04/15/18	1,275,000
		------------
	Financial Services - Investments &
	Miscellaneous Financial Services -- 1.33%
1,000,000	Neuberger Berman Group LLC 144A restricted,
	5.625%, 03/15/20	1,065,000
500,000	Nuveen Investments, Inc. 9.50%, 10/15/20	497,500
		------------
		1,562,500
		------------
	Financials - Consumer, Commercial & Lease
	Financing -- 3.25%
1,000,000	CIT Group Inc. 144A restricted,
	5.50%, 02/15/19	1,082,500
1,500,000	International Lease Finance Corporation
	6.25%, 05/15/19	1,612,500
1,000,000	International Lease Finance Corporation
	8.625%, 09/15/15	1,138,750

		------------
		3,833,750
		------------
	Healthcare - Facilities -- 2.98%
750,000	American Renal Holdings Inc. 8.375%, 05/15/18	791,250
500,000	Apria Healthcare Group Inc. 12.375%, 11/01/14	487,500
1,000,000	Apria Healthcare Group Inc. 11.25%, 11/01/14	1,025,000
600,000	Sabra Health Care Limited Partnership
	8.125%, 11/01/18	657,000
500,000	Sabra Health Care Limited Partnership
	144A restricted, 8.125%, 11/01/18	546,250
		------------
		3,507,000
		------------
	Healthcare - Medical Products -- 1.92%
850,000	Fresenius Medical Care US Finance II, Inc.
	144A restricted, 5.625%, 07/31/19	905,250
750,000	Physio-Control International, Inc.
	144A restricted, 9.875%, 01/15/19	821,250
500,000	Teleflex Incorporated 6.875%, 06/01/19	537,500
		------------
		2,264,000
		------------
	Healthcare - Pharmaceuticals -- 2.26%
500,000	Mylan Inc. 144A restricted, 7.625%, 07/15/17	553,750
2,000,000	Valeant Pharmaceuticals International, Inc.
	144A restricted, 7.00%, 10/01/20	2,105,000
		------------
		2,658,750
		------------
	Media - Broadcast -- 0.52%
555,000	Salem Communications Corporation
	9.625%, 12/15/16	617,438
		------------
	Media - Cable -- 0.89%
1,000,000	UPCB Finance III Limited 144A restricted,
	6.625%, 07/01/20	1,047,500
		------------
	Media - Printing & Publishing -- 0.86%
500,000	Deluxe Corporation 7.375%, 06/01/15	508,750
500,000	Scholastic Corporation 5.00%, 04/15/13	503,750
		------------
		1,012,500
		------------
	Real Estate - Development &
	Management -- 0.48%
500,000	CB Richard Ellis Services, Inc.
	11.625%, 06/15/17	560,000
		------------
	Services - Gaming -- 3.01%
500,000	Boyd Gaming Corporation 9.125%, 12/01/18	525,000
1,000,000	Caesars Operating Escrow LLC 144A restricted,
	8.50%, 02/15/20	1,000,000
500,000	Harrah's Operating Company, Inc.
	10.00%, 12/15/18	327,500
1,000,000	MGM Resorts International 8.625%, 02/01/19	1,090,000
100,000	MGM Resorts International 144A restricted,
	6.75%, 10/01/20	100,000
500,000	Scientific Games International, Inc.
	144A restricted, 6.25%, 09/01/20	502,500
		------------
		3,545,000
		------------
	Services - Hotels -- 0.45%
500,000	FelCor Escrow Holdings, L.L.C. 6.75%, 06/01/19	536,250
		------------
	Services - Railroads -- 1.34%
1,500,000	Florida East Coast Railway Corp.
	144A restricted, 8.125%, 02/01/17	1,578,750
		------------
	Services - Support & Services -- 5.04%
1,500,000	Avis Budget Car Rental, LLC 9.625%, 03/15/18	1,665,000
500,000	Hertz Corporation (The) 6.75%, 04/15/19	527,500
1,000,000	Interactive Data Corporation 10.25%, 08/01/18	1,125,000
500,000	Iron Mountain Incorporated 5.75%, 08/15/24	501,250
2,000,000	ServiceMaster Company (The) 8.00%, 02/15/20	2,120,000
		------------
		5,938,750
		------------
	Services - Theaters & Entertainment -- 0.85%
900,000	NAI Entertainment Holdings LLC
	144A restricted, 8.25%, 12/15/17	1,003,500
		------------
	Services - Transportation Excluding Air &

	Rail -- 0.92%
1,000,000	Swift Services Holdings, Inc. 10.00%, 11/15/18	1,082,500
		------------
	Technology & Electronics - Software &
	Services -- 3.98%
2,000,000	First Data Corporation 9.875%, 09/24/15	2,040,000
1,500,000	GXS Worldwide, Inc. 9.75%, 06/15/15	1,545,000
1,000,000	iGATE Corporation 9.00%, 05/01/16	1,097,500
		------------
		4,682,500
		------------
	Technology & Electronics - Telecommunications
	Equipment -- 3.91%
2,750,000	CDW LLC 8.50%, 04/01/19	2,990,625
1,500,000	CommScope, Inc. 144A restricted
	8.25%, 01/15/19	1,620,000
		------------
		4,610,625
		------------
	Telecommunications - Integrated &
	Services -- 6.00%
1,000,000	Cincinnati Bell Inc. 8.375%, 10/15/20	1,075,000
1,000,000	Frontier Communications Corporation
	8.50%, 04/15/20	1,130,000
1,500,000	Intelsat Jackson Holdings S.A. 7.25%, 04/01/19	1,620,000
500,000	PAETEC Holding Corp. 8.875%, 06/30/17	542,500
1,000,000	Windstream Corporation 7.50%, 04/01/23	1,045,000
500,000	Zayo Group, LLC 8.125%, 01/01/20	546,250
1,000,000	Zayo Group, LLC 10.125%, 07/01/20	1,105,000
		------------
		7,063,750
		------------
	Telecommunications - Wireless -- 2.19%
1,000,000	Digicel Group Limited 144A restricted,
	12.00%, 04/01/14	1,115,000
250,000	Digicel Group Limited 144A restricted,
	8.25%, 09/30/20	262,500
1,000,000	Sprint Nextel Corporation 144A restricted,
	9.00%, 11/15/18	1,200,000
		------------
		2,577,500
		------------
	Utility - Electric-Generation -- 0.93%
1,000,000	Calpine Corporation 144A restricted,
	7.875%, 07/31/20	1,092,500
		------------
	TOTAL NON-CONVERTIBLE BONDS
	(cost $99,723,506)	104,084,030
		------------

COMMON STOCKS -- 2.35%
	Financials - Real Estate -- 1.83%
45,000	Annaly Capital Management, Inc	757,800
23,500	Hospitality Properties Trust	558,830
98,741	Summit Hotel Properties, Inc.	843,248
		------------
		2,159,878
		------------
	Other-- 0.06%
500	iShares iBoxx $ High Yield Corporate
	Bond Fund	46,185
500	SPDR Barclays Capital High Yield Bond ETF	20,110
		------------
		66,295
		------------
	Telecommunication Services -- 0.46%
110,000	Frontier Communications Corporation	539,000
		------------
	TOTAL COMMON STOCKS
	(costs $3,028,000)	2,765,173
		------------

CONVERTIBLE PREFERRED STOCK -- 1.05%
	Financials - Banks -- 1.05%
1,000	Wachovia Corporation 7.50% Non-Cumulative
	Perpetual Convertible Preferred Stock,
	Series L
	(cost $1,007,500)	1,237,500
		------------

SHORT-TERM INVESTMENTS -- 6.60%
	Commercial Paper -- 5.47%
650,000	Bayer Corporation 0.33%, 10/01/12	650,000
1,475,000	CVS Corporation 0.32%, 10/01/12	1,475,000

1,475,000	Weatherford International Ltd. 0.46%, 10/01/12	1,475,000
500,000	Avery Dennison Corporation 0.40%, 10/02/12	499,994
1,150,000	Nissan Motor Acceptance Corporation
	0.39%, 10/02/12	1,149,988
1,200,000	Marriott International, Inc. 0.30%, 10/05/12	1,199,960
		------------
		6,449,942
		------------
	Variable Rate Security -- 1.13%
1,327,474	Fidelity Institutional Money Market
	Fund - Class I	1,327,474
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $7,777,416)	7,777,416
		------------

	TOTAL SECURITY HOLDINGS
	(cost $111,536,422) -- 98.37%	115,864,119
		------------

	OTHER ASSETS, NET OF LIABILITIES -- 1.63%	1,925,112
		------------

	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$117,789,231
		------------
		------------

(1) The greater of (i) 3-month LIBOR plus 0.40% and (ii) 4.00%; such rate being reset quarterly.

% OF NET ASSETS

As of September 30, 2012, investment cost for federal tax purposes was $111,509,442 and the tax basis components of unrealized appreciation/ depreciation were as follows:

Unrealized appreciation	$5,110,910
Unrealized depreciation	(756,233)
----------
Net unrealized appreciation	$4,354,677
----------
----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

Investments
Valuation Input	in Securities
Level 1 -
Common Stocks(1)	$2,765,173
Convertible Preferred Stock(1)	1,237,500
Level 2 -
Corporate Bonds(1)	104,084,030
Commercial Paper	6,449,942
Variable Rate Security	1,327,474
Level 3 -
None	--
------------

Total	$115,864,119
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 11/08/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 11/08/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 11/08/2012